OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES

NOTE 7 – OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES

	December 31, 2017	December 31, 2016
Dealer commissions and subsidies	$18,708	$17,883
Payroll and employee benefits	15,711	18,556
Value-added tax and other business taxes	15,283	17,137
Handset purchases	14,335	11,650
Interconnection and roaming charges payable	11,224	12,364
Income and withholding taxes	7,313	8,822
Interest payable	7,019	12,370
Warrant liability	6,625	—
Current portion of license obligation	6,507	10,300
Other	26,157	19,725

Other current liabilities and accrued expenses	$128,882	$128,807